Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	321,893,329.48	19,841
Yield Supplement Overcollateralization Amount 04/30/25	24,614,237.79	0
Receivables Balance 04/30/25	346,507,567.27	19,841
Principal Payments	16,348,517.19	699
Defaulted Receivables	402,815.63	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	22,913,894.04	0
Pool Balance at 05/31/25	306,842,340.41	19,124

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.51%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,819,072.47	238
Past Due 61-90 days	1,994,226.92	80
Past Due 91-120 days	390,505.26	17
Past Due 121+ days	0.00	0
Total	8,203,804.65	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	419,432.37
Aggregate Net Losses/(Gains) - May 2025	(16,616.74)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.06%
Prior Net Losses/(Gains) Ratio	0.29%
Second Prior Net Losses/(Gains) Ratio	0.15%
Third Prior Net Losses/(Gains) Ratio	0.68%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.22%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	36.73

Flow of Funds	$ Amount
Collections	18,241,903.97
Investment Earnings on Cash Accounts	23,031.46
Servicing Fee	(288,756.31)
Transfer to Collection Account	-
Available Funds	17,976,179.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,273,446.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	9,944,535.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,651,743.16

Total Distributions of Available Funds	17,976,179.12

Servicing Fee	288,756.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	316,786,875.67
Principal Paid	15,050,989.07
Note Balance @ 06/16/25	301,735,886.60

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2b
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	171,176,875.67
Principal Paid	15,050,989.07
Note Balance @ 06/16/25	156,125,886.60
Note Factor @ 06/16/25	50.8785396%

Class A-4
Note Balance @ 05/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	99,620,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	30,630,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	15,360,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,273,446.89
Total Principal Paid	15,050,989.07
Total Paid	16,324,435.96

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.33228%
Coupon	5.18228%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	800,251.89
Principal Paid	15,050,989.07
Total Paid to A-3 Holders	15,851,240.96

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2469004
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7372334
Total Distribution Amount	15.9841338

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6078729
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.0483904
Total A-3 Distribution Amount	51.6562633

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	660.72
Noteholders' Principal Distributable Amount	339.28

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	5,106,453.81
Investment Earnings	18,500.65
Investment Earnings Paid	(18,500.65)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,301,884.22	$1,803,537.19	$2,353,383.24
Number of Extensions	100	76	95
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.49%	0.62%